Derivative Financial Instruments and Hedging - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net Income	¥ 270,990	¥ 255,257	¥ 195,287
Net derivative gains included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2017	1,465
Net gains (losses) on cash flow hedges, ineffectiveness	111	510	(269)
Net gains (losses) on fair value hedges, ineffectiveness	1	21	(20)
Net unrealized gains (losses) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net Income	¥ (838)	¥ (2,424)	¥ (915)